Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies [Abstract]
Schedule of estimated useful lives of property and equipment
Computer equipment Straight line over 3 years
Machinery and equipment Straight line over 10 years
Automobiles Straight line over 7 years
Leasehold improvements Lesser of the lease term or the useful life ( 20 years )

Schedule of estimated useful lives of intangible assets	Useful life Production backlog 30 months Patents and development costs 1 to 21 years